Details of Significant Accounts - Pensions, schedule of movements in net defined benefit liability (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
At January 1	$ (79)	$ (73)
Current service cost	(4)	(4)
Interest (expense) income	(1)	(1)
Net defined benefit liability	(84)	(78)
Remeasurements:
Return on plan assets	1
Change in demographic assumptions	5	(1)
Change in financial assumptions	5
Experience adjustments	20	(3)
Remeasurements	31	(4)
Pension fund contribution	2	2
Net exchange differences	5	1
Balance at December 31	(46)	(79)
Present value of defined benefit obligations
Disclosure of defined benefit plans [line items]
At January 1	(92)	(84)
Current service cost	(4)	(4)
Interest (expense) income	(1)	(1)
Net defined benefit liability	(97)	(89)
Remeasurements:
Return on plan assets	0
Change in demographic assumptions	5	(1)
Change in financial assumptions	5
Experience adjustments	20	(3)
Remeasurements	30	(4)
Pension fund contribution	0	0
Net exchange differences	6	1
Balance at December 31	(61)	(92)
Fair value of plan assets
Disclosure of defined benefit plans [line items]
At January 1	13	11
Current service cost	0	0
Interest (expense) income	0	0
Net defined benefit liability	13	11
Remeasurements:
Return on plan assets	1
Change in demographic assumptions	0	0
Change in financial assumptions	0
Experience adjustments	0	0
Remeasurements	1	0
Pension fund contribution	2	2
Net exchange differences	(1)	0
Balance at December 31	$ 15	$ 13